Tangible fixed assets - Impairment (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($) item	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Tangible fixed assets
Property, plant and equipment		$ 1,116,578	$ 1,276,472
Discount rate applied to cash flow projections	7.88%	8.06%
Property, plant and equipment owned
Tangible fixed assets
Increase or decrease in re-chartering rate for sensitivity analysis		$ 5
Decrease in impairment loss resulting from potential increase in re-chartering rate		(6,750)
Increase in impairment loss resulting from potential decrease in re-chartering rate		$ 16,676
Percentage of increase or decrease in the discount rate for sensitivity analysis		0.50%
Increase in impairment loss due to increase in discount rate		$ 982
Decrease in impairment loss due to decrease in discount rate		(1,038)
Vessels
Tangible fixed assets
Property, plant and equipment		1,108,463	$ 1,269,155
TFDE vessels | Property, plant and equipment owned
Tangible fixed assets
Average long-term re-chartering rate used for sensitivity analysis		$ 65
Discount rate applied to cash flow projections		8.46%
Steam vessels | Property, plant and equipment owned
Tangible fixed assets
Number of vessels for which recoverable amount (value in use) is lower than carrying amount | item	1
Impairment loss on vessels	$ (5,458)
Average long-term re-chartering rate used for sensitivity analysis		$ 35
Discount rate applied to cash flow projections		8.87%
Methane Alison Victoria | Property, plant and equipment owned
Tangible fixed assets
Impairment loss on vessels		$ (30,346)
Methane Jane Elizabeth | Property, plant and equipment owned
Tangible fixed assets
Impairment loss on vessels		(22,249)
Steam vessels impaired during current period | Property, plant and equipment owned
Tangible fixed assets
Impairment loss on vessels		(14,778)
Property, plant and equipment		41,071
Methane Rita Andrea | Property, plant and equipment owned
Tangible fixed assets
Impairment loss on vessels		(14,778)
Property, plant and equipment		$ 41,071